Income Tax - Schedule of Income Tax recorded in Income (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Recorded in Income [Abstract]
Loss before income tax		R$ (96,399)	R$ (68,706)	R$ (244,304)
Income tax credit at the combined rate of 34%		32,776	23,360	83,063
Adjustments for the demonstration of the effective rate:
Non-deductible expenses		2,399	2,370	385
Unrecognized tax loss carryforwards and temporary differences	[1]	(53,558)	(45,123)	(97,273)
Deferred tax liability expenses from identifiable assets acquired of businesses		6,544	5,072	5,072
Research and development tax benefit		1,583	4,816	3,247
Other		(234)	2	1,948
Income tax recorded in the income for the year		(10,490)	(9,503)	(3,558)
Current tax		(17,990)	(13,518)	(9,751)
Deferred tax		R$ 7,500	R$ 4,015	R$ 6,193
Effective tax rate		10.88%	13.83%	1.46%

[1]	The Company has not recorded a deferred tax asset on tax loss carryforwards and temporary differences as the Company does not expect to realize these tax benefits in the foreseeable future. Tax losses may be carried forward indefinitely, though the amount of the carryforward that can be utilized is limited to 30% of taxable income in each carryforward year. As of December 31, 2025, 2024, and 2023, the Group had total tax losses of R$297.8 million, R$249.7 million, and R$124.7 million, respectively.